Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 5,188	$ 3,314
Accounts receivable (note 18)	558	363
Inventories (note 17)	1,878	2,289
Other current assets	519	565
Total current assets (excluding assets classified as held-for-sale)	8,143	6,531
Assets classified as held-for-sale (note 4)	0	356
Total current assets	8,143	6,887
Non-current assets
Non-current portion of inventory (note 17)	2,566	2,300
Equity in investees (note 16)	4,670	4,527
Property, plant and equipment (note 19)	24,628	24,141
Intangible assets (note 20a)	169	226
Goodwill (note 20b)	4,769	4,769
Deferred income tax assets (note 30)	98	235
Other assets (note 22)	1,463	1,307
Total assets	46,506	44,392
Current liabilities
Accounts payable (note 23)	1,458	1,155
Debt (note 25b)	20	375
Current income tax liabilities	436	224
Other current liabilities (note 24)	306	622
Total current liabilities	2,220	2,376
Non-current liabilities
Debt (note 25b)	5,135	5,161
Provisions (note 27)	3,139	3,114
Deferred income tax liabilities (note 30)	3,034	3,091
Other liabilities (note 29)	1,268	823
Total liabilities	14,796	14,565
Equity
Capital stock (note 31)	29,236	29,231
Deficit	(7,949)	(9,722)
Accumulated other comprehensive loss	14	(122)
Other	2,040	2,045
Total equity attributable to Barrick Gold Corporation shareholders	23,341	21,432
Non-controlling interests (note 32)	8,369	8,395
Total equity	31,710	29,827
Contingencies and commitments (notes 2, 17, 19 and 36)
Total liabilities and equity	$ 46,506	$ 44,392